Lease - Summary of Other Supplemental Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Operating cash flows used in operating leases	¥ 48,101	$ 6,974	¥ 41,832	¥ 40,275
Operating cash flows used in finance leases	1,896	275	5,751	6,008
Financing cash flows used in finance leases	5,284	766	7,723	18,441
Lease liabilities arising from obtaining right-of-use assets
Operating leases	21,941	3,181	23,002	8,091
Finance leases	¥ 0	$ 0	¥ 0	¥ 708
Weighted-average remaining lease term (years)
Operating leases	12 years 3 months 21 days	12 years 3 months 21 days	12 years 5 months 4 days
Finance leases	24 years 3 months 18 days	24 years 3 months 18 days	26 years 1 month 2 days
Weighted-average discount rate
Operating leases	8.58%	8.58%	8.60%
Finance leases	8.92%	8.92%	9.05%